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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2009



Check here if Amendment [ ]; Amendment Number:_____________________



This Amendment (Check only one): [ ] is a restatement.

                                 [ ] adds new holdings entries.



Institutional Investment Manager Filing this report:

Name: John Hancock Life Insurance Company

Address: P.O. Box 111, John Hancock Place

Boston, MA 02217

13F File Number: 28-03983



The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized

"to submit is, that all information contained herein is true, correct and"

"complete, and that it is understood that all required items, statements,"

"schedules, lists, and tables, are considered integral parts of this form."

Person signing this report on behalf of reporting manager:



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


Name: Tina M. Marks

Title:Reconciliation Manager

Phone:617-572-1662



Signature, Place, and Date of Signing:

/s/Tina M. Marks    197 Clarendon St. Boston, MA 02117 April 30 2009

Signature           Place                              Date

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Report Type (Check only One):

[ ] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[x] 13F COMBINATION REPORT



List of other managers reporting for this manager:



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

Form 13F File Number Name

28-03222             John Hancock Advisors, Inc.

28-03673             Sovereign Asset Management Corporation

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                              FORM 13F SUMMARY PAGE

Report Summary:



Number of other included managers:      1



Form 13F information table entry total: 13



Form 13F information table value total: 32,389,190



List of other included managers:



No. - Form 13F File Number - Name



1     028-11519     Manulife Financial Corporation



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

John Hancock Life Insurance Company

March 31 2009

Item 1                         Item 2 Item 3      Item 4      Item 5      Item 6                Item 7           Item 8

                                                                          Investment Discretion Mngr   Voting Authority-Shares

Name of Issuer                 Class  Cusip       Fair Market Principal or Shrd/Aff Sle Shr/Oth        Sole      Shared None

                                                  Value       # of Shares

AMR Corp                       common 001765 10 6     200,217      63,160   X                   1         63,160

Allied Healthcare Intrntnl Inc common 01923A 10 9     909,422     716,080   X                   1        716,080

Delta Airlines Inc             common 247361 70 2   4,261,799     752,968   X                   1        752,968

Enerplus Resources Fund        common 29274D 60 4   4,970,289     304,552   X                   1        304,552

MetroPCS Communctns Inc        common 591708 10 2  11,086,235     649,077   X                   1                649,077

Navistar Int Corp              common 63934E 10 8   1,068,700      31,997   X                   1         31,997

Portland General Electrc Co    common 736508 84 7   3,446,673     195,945   X                   1        195,945

PROS Holdings Inc              common 74346Y 10 3      58,590      12,600   X                   1                 12,600

Range Resources Corp           common 75281A 10 9   4,576,851     111,386   X                   1        111,386

UAL Corp                       common 902549 80 7   1,659,697     370,468   X                   1        370,468

US Airways Group Inc           common 90341W 10 8      90,128      35,765   X                   1         35,765

Velocity Express Corp          common 92257T 70 7       6,246      32,877   X                   1         32,877

VNUS Medical Technlgs Inc      common 928566 10 8      54,345       2,555   X                   1              0   2,555

                                                   ----------   ---------                              --------- -------

TOTALS                                             32,389,190   3,279,430                              2,615,198 664,232

                                                   ==========   =========                              ========= =======

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